CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 30,676	$ 50,015	$ 80,481
Cost of services	(5,708)	(7,909)	(12,267)
Gross profit	24,968	42,106	68,214
Operating income (expenses)
Selling expenses	(15,086)	(19,603)	(30,783)
General and administrative expenses	(35,840)	(51,569)	(27,174)
Impairment of long-lived assets	(55,068)	(151,097)
Reverse of (provision for) credit loss and recovery of previously written-off receivables	41,280	(30,389)	(50,335)
Other income, net	5,320	4,633	103
Operating loss	(34,426)	(205,919)	(39,975)
Foreign exchange gain	488	126	1,222
Interest income	4,201	5,958	6,854
Interest expense	(9,658)	(8,081)	(10,765)
Change in fair value of securities	(2,853)	(1,523)	828
Government grants	193	254	1,523
Investment income (loss), net	(1,435)	2,100	523
Loss before income taxes	(43,490)	(207,085)	(39,790)
Income tax (expense) benefit	14,734	27,364	(35,772)
Net loss	(28,756)	(179,721)	(75,562)
Comprehensive loss
Net Income (Loss)	(28,756)	(179,721)	(75,562)
Foreign currency translation adjustments	(7,942)	(27,872)	(47,413)
Loss on intra-entity foreign transactions of long-term investment nature	(437)	(505)	(2,794)
Total comprehensive loss	$ (37,135)	$ (208,098)	$ (125,769)
Net loss per share for Class A and Class B ordinary shares
Basic	$ (0.32)	$ (1.99)	$ (0.84)
Diluted	$ (0.32)	$ (1.99)	$ (0.84)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	90,357,329	90,357,329	90,357,275
Diluted	90,357,329	90,357,329	90,357,275
Marketing services
Revenues
Revenues	$ 11,032	$ 16,722	$ 37,187
Listing services
Revenues
Revenues	4,693	7,749	13,105
Leads generation services
Revenues
Revenues	7,996	13,499	15,760
Financial services
Revenues
Revenues	4,964	4,572	9,716
Other services
Revenues
Revenues	$ 1,991	$ 7,473	$ 4,713